ACCOUNTS RECEIVABLE, NET - Movements in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in the allowance for doubtful accounts
Balance at the beginning of the year	¥ (1,122,218)	¥ (460,962)	¥ (207,245)
Additions	(1,216,517)	(745,043)	(328,868)
Write-offs	¥ 187,464	¥ 83,787	¥ 75,151